UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06506

Western Asset Intermediate Muni Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

INTERMEDIATE MUNI FUND INC.

FORM N-Q

FEBRUARY 28, 2010

Schedule of investments (unaudited)

February 28, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 97.6%
Alabama — 1.3%
Baldwin County, AL, Board of Education, Capital Outlay School Warrants, AMBAC	5.000%	6/1/20	$1,225,000	$1,306,793
Saraland, AL, GO, NATL	5.250%	1/1/15	1,000,000	1,030,810	(a)
Total Alabama				2,337,603
Alaska — 1.6%
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC	8.000%	5/1/23	1,000,000	924,300	(b)
Anchorage, AK, GO, Refunding, FGIC	6.000%	10/1/14	500,000	596,730
North Slope Boro, AK, Refunding, NATL	5.000%	6/30/15	1,250,000	1,424,250
Total Alaska				2,945,280
Arkansas — 0.5%
Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project	7.000%	4/1/12	1,000,000	1,014,140	(b)
California — 6.4%
Barona, CA, Band of Mission Indians, GO	8.250%	1/1/20	1,500,000	1,509,285
California Statewide CDA Revenue:
Lodi Memorial Hospital	5.000%	12/1/22	2,000,000	2,034,540
Proposition 1A Receivables Program	5.000%	6/15/13	3,000,000	3,228,990
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	655,000	735,021	(c)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,067,080
San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc.	8.000%	7/1/13	210,000	236,708	(c)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	6.500%	5/1/10	1,000,000	1,008,580	(b)(d)
San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital	11.500%	5/1/11	50,000	53,481	(c)
Total California				11,873,685
Colorado — 6.3%
Broomfield, CO, COP, Open Space Park & Recreation Facilities, AMBAC	5.500%	12/1/20	1,860,000	1,907,393
Colorado Educational & Cultural Facilities Authority Revenue Charter School:
Bromley East Project	7.000%	9/15/20	1,000,000	1,098,350	(a)
Bromley School Project, XLCA	5.125%	9/15/20	1,155,000	1,193,993
Refunding & Improvement, University Lab School, XLCA	5.250%	6/1/24	1,350,000	1,363,689
University Lab School Project	6.125%	6/1/21	500,000	532,570	(a)
Denver, CO, Health & Hospital Authority	6.250%	12/1/16	710,000	777,407	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	2,000,000	2,175,400
Pueblo, CO, Bridge Waterworks Water Revenue, Improvement, AGM	6.000%	11/1/14	1,765,000	1,832,600	(a)
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	732,375
Total Colorado				11,613,777
Connecticut — 2.0%
Connecticut State HEFA Revenue, Bristol Hospital	5.500%	7/1/21	2,000,000	1,870,540
Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA	6.375%	7/1/12	1,855,000	1,877,909	(b)
Total Connecticut				3,748,449
Florida — 2.7%
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	2,000,000	2,099,640
Old Palm Community Development District, FL, Palm Beach Gardens	5.375%	5/1/14	1,055,000	957,434

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida — continued
Orange County, FL, Health Facilities Authority Revenue:
First Mortgage Healthcare Facilities	8.750%	7/1/11	$275,000	$277,260
Hospital Adventist Health Systems	6.250%	11/15/24	1,500,000	1,686,105	(a)
Total Florida				5,020,439
Georgia — 7.3%
Athens, GA, Housing Authority Student Housing Lease Revenue, University of Georgia East Campus, AMBAC	5.250%	12/1/23	970,000	1,086,933	(a)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,173,980
Chatham County, GA, Hospital Authority Revenue, Hospital Memorial Health Medical Center	6.000%	1/1/17	650,000	659,783
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,036,800
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,102,750
Georgia Municipal Electric Authority:
Power Revenue, Refunding, AGM	5.000%	1/1/18	3,000,000	3,143,940
Power System Revenue	6.500%	1/1/12	215,000	232,512
Griffin, GA, Combined Public Utilities Revenue, Refunding & Improvement, AMBAC	5.000%	1/1/21	1,000,000	1,045,690
Metropolitan Atlanta Rapid Transit Georgia Sales Tax Revenue	7.000%	7/1/11	1,895,000	1,991,133	(c)
Total Georgia				13,473,521
Illinois — 2.4%
Bourbonnais, IL, Industrial Development Revenue, Refunding Kmart Corp. Project	6.600%	10/1/10	535,000	10,700	(e)
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,500,000	1,591,665	(b)
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	750,000	858,862	(c)
Illinois Development Finance Authority, Chicago Charter School Foundation Project A	5.250%	12/1/12	230,000	245,909	(c)
Illinois Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,653,100
Illinois Health Facilities Authority Revenue, Methodist Medical Center of Illinois Project	9.000%	10/1/10	90,000	94,516	(c)
Total Illinois				4,454,752
Indiana — 2.8%
Ball State University, Indiana University Revenue, Student Fee, FGIC	5.750%	7/1/20	800,000	874,464	(a)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	4,000,000	4,339,320	(f)
Total Indiana				5,213,784
Iowa — 0.8%
Iowa Finance Authority Health Care Facilities Revenue, Genesis Medical Center	6.250%	7/1/20	1,000,000	1,006,680
Muscatine, IA, Electric Revenue	9.700%	1/1/13	465,000	538,647	(c)
Total Iowa				1,545,327
Kansas — 1.5%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	2,500,000	2,693,925	(d)
Louisiana — 0.1%
Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna	8.000%	5/15/12	155,000	161,850	(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland — 0.4%
Maryland State Health & Higher EFA Revenue, Refunding Mercy Medical Center, AGM	6.500%	7/1/13	$710,000	$755,532
Massachusetts — 4.0%
Lancaster, MA, GO, AMBAC	5.375%	4/15/17	1,130,000	1,201,936
Massachusetts State DFA Revenue:
Curry College, ACA	6.000%	3/1/20	470,000	473,281
VOA Concord, GNMA-Collateralized	6.700%	10/20/21	370,000	424,819	(a)
Massachusetts State HEFA Revenue:
Caritas Christi Obligation	6.500%	7/1/12	1,535,000	1,571,778
Caritas Christi Obligation	6.750%	7/1/16	835,000	871,481
Milford-Whitinsville Regional Hospital	6.500%	7/15/23	1,000,000	1,137,060	(a)
Winchester Hospital	6.750%	7/1/30	940,000	969,366	(a)
Massachusetts State Industrial Finance Agency Assisted Living Facility Revenue, Arbors at Amherst Project, GNMA-Collateralized	5.750%	6/20/17	800,000	802,552	(b)
Total Massachusetts				7,452,273
Michigan — 4.1%
Jenison, MI, Public Schools GO, Building and Site, FGIC	5.500%	5/1/20	1,000,000	1,050,820
Michigan State Housing Development Authority Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,702,304
Michigan State, Hospital Finance Authority Revenue:
Oakwood Obligated Group	5.500%	11/1/18	1,000,000	1,022,170
Refunding, Hospital Sparrow Obligated	5.000%	11/15/12	500,000	531,480
Refunding, Hospital Sparrow Obligated	5.000%	11/15/14	1,190,000	1,270,932
Walled Lake, MI, Consolidated School District, NATL	5.000%	5/1/22	1,000,000	1,074,620
Total Michigan				7,652,326
Missouri — 1.7%
Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village	5.750%	8/15/11	405,000	435,679	(c)
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	2,500,000	2,650,075	(b)(d)
Nevada, MO, Waterworks Systems Revenue, AMBAC	10.000%	10/1/10	85,000	89,497	(c)
Total Missouri				3,175,251
Nevada — 2.2%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,133,080
New Hampshire — 3.7%
New Hampshire HEFA Revenue:
Covenant Health	6.500%	7/1/17	445,000	492,976	(a)
Covenant Health, Unrefunded Balance	6.500%	7/1/17	205,000	215,430
Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	6,227,328
Total New Hampshire				6,935,734
New Jersey — 5.4%
New Jersey EDA Revenue, Cigarette Tax	5.625%	6/15/17	295,000	295,466
New Jersey State:
EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,260,700
Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	4,000,000	4,215,600
Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	3,000,000	3,227,760	(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey — continued
Ringwood Borough, NJ, Sewer Authority Special Obligation	9.875%	7/1/13	$90,000	$100,184	(c)
Total New Jersey				10,099,710
New Mexico — 1.5%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,304,215
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,557,179
Total New Mexico				2,861,394
New York — 3.0%
New York City, NY, IDA, Civic Facilities Revenue, Community Hospital Brooklyn	6.875%	11/1/10	175,000	175,560
New York State Dormitory Authority, New York & Presbyterian Hospital, AGM	5.250%	2/15/24	3,025,000	3,191,557
New York State Thruway Authority Highway & Bridge Trust Fund Revenue, AMBAC	5.000%	4/1/21	2,000,000	2,169,760
Total New York				5,536,877
North Carolina — 1.0%
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	1,750,000	1,814,348
Ohio — 4.1%
American Municipal Power-Ohio Inc., Electricity Purchase Revenue	5.000%	2/1/13	2,000,000	2,130,220
Kettering, OH, City School District, School Improvement, AGM	5.000%	12/1/19	1,000,000	1,080,430
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	1,000,000	1,075,270
Ohio State Water Development Authority Revenue:
Refunding, Safe Water Service	9.375%	12/1/10	110,000	117,416	(c)
Safe Water	9.000%	12/1/10	25,000	26,616	(c)
Ohio State, GO, Conservation Project	5.250%	9/1/13	3,010,000	3,157,821	(a)
Total Ohio				7,587,773
Oregon — 0.4%
Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project	7.000%	3/1/12	660,000	664,415	(b)
Pennsylvania — 5.7%
Conneaut, PA, School District GO, AMBAC	9.500%	5/1/12	345,000	365,617	(c)
Harrisburg, PA, Parking Authority Parking Revenue, AGM	5.500%	5/15/20	1,000,000	1,104,830	(a)
Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian	5.500%	7/1/19	1,365,000	1,313,826
Pennsylvania State IDA Revenue, Economic Development, AMBAC	5.500%	7/1/21	1,000,000	1,055,350
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	2,000,000	2,048,780
Philadelphia, PA: Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	1,000,000	1,044,170
Water & Wastewater, FGIC	5.250%	11/1/14	2,000,000	2,155,700
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,519,263
Total Pennsylvania				10,607,536
Puerto Rico — 1.1%
Puerto Rico Commonwealth Government Development Bank	4.750%	12/1/15	2,000,000	2,057,180
Rhode Island — 0.6%
Central Falls, RI, GO, Radian	5.875%	5/15/15	1,000,000	1,019,090

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina — 1.5%
Charleston, SC, Waterworks & Sewer Revenue	5.250%	1/1/16	$1,445,000	$1,495,705
Greenville County, SC, School District Installment Purchase, Revenue, Refunding Building Equity	6.000%	12/1/21	1,100,000	1,264,076	(a)
Total South Carolina				2,759,781
South Dakota — 1.3%
Minnehana County, SD, GO, Limited Tax Certificates	5.625%	12/1/20	2,400,000	2,462,088	(a)
Tennessee — 3.6%
Jackson, TN, Water & Sewer Revenue	7.200%	7/1/12	210,000	217,251	(c)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	6,570,000	6,544,837
Total Tennessee				6,762,088
Texas — 10.4%
Brazos River, TX, Harbor Navigation District, BASF Corp. Project	6.750%	2/1/12	800,000	800,000
Dallas-Fort Worth, TX, International Airport Revenue, Refunding, AGM	5.500%	11/1/20	1,000,000	1,054,020	(b)
El Paso County, TX, Housing Finance Corp.:
La Plaza Apartments, Subordinated	8.000%	7/1/30	255,000	232,229
MFH Revenue, American Village Communities	6.250%	12/1/24	360,000	362,477
El Paso, TX, Water & Sewer Revenue:
Refunding & Improvement, AGM	6.000%	3/1/15	955,000	1,056,688	(a)
Refunding & Improvement, AGM, Unrefunded Balance	6.000%	3/1/15	45,000	49,169
Fort Worth, TX, Water & Sewer Revenue	5.625%	2/15/17	2,000,000	2,193,720	(a)
Harris County, TX, Hospital District Revenue, NATL	6.000%	2/15/15	1,000,000	1,023,950	(a)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	6,250,000	6,270,625
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	2,023,640
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	2,955,300
Southwest Higher Education Authority Inc., Southern Methodist University Project, AMBAC	5.500%	10/1/19	1,000,000	1,119,670	(a)
Tarrant County, TX, Hospital Authority Revenue, Adventist Health System-Sunbelt	10.250%	10/1/10	65,000	68,730	(c)
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized	12.326%	3/25/10	175,000	202,363	(b)(f)(g)
Total Texas				19,412,581
Utah — 0.8%
Spanish Fork City, UT, Water Revenue:
AGM	5.500%	6/1/16	350,000	387,842	(a)
AGM, Unrefunded Balance	5.500%	6/1/16	1,135,000	1,164,987
Total Utah				1,552,829
Virginia — 2.5%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	617,161
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,169,616
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,820,000
Total Virginia				4,606,777
Washington — 1.7%
Energy Northwest Washington Electric Revenue, Project No. 3, AGM	5.500%	7/1/18	2,000,000	2,131,760
Washington State Health Care Facilities Authority Revenue, Multicare Health System	5.750%	8/15/29	1,000,000	1,066,770
Total Washington				3,198,530

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia — 0.0%
Cabell Putnam & Wayne Counties, WV, Single-Family Residence Mortgage Revenue, FGIC	7.375%	4/1/10	$15,000	$15,078	(c)
Wisconsin — 1.2%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,227,420	(b)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $174,889,250)				181,446,223
SHORT-TERM INVESTMENTS — 2.4%
Illinois — 0.2%
Chicago, IL, GO, SPA-JPMorgan Chase Bank	0.120%	3/1/10	400,000	400,000	(h)
Minnesota — 0.7%
Robbinsdale, MN, Revenue, North Memorial Health Care, LOC-Wells Fargo Bank N.A.	0.120%	3/1/10	1,200,000	1,200,000	(h)
New York — 1.4%
New York City, NY, GO, SPA-Wells Fargo Bank N.A.	0.120%	3/1/10	2,600,000	2,600,000	(h)
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, GO:
Refunding, Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.120%	3/1/10	100,000	100,000	(h)
Refunding, Public Improvements, SPA-Dexia Credit Local	0.120%	3/1/10	100,000	100,000	(h)
Total Puerto Rico				200,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $4,400,000)				4,400,000
TOTAL INVESTMENTS — 100.0% (Cost — $179,289,250#)				$185,846,223

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Maturity date shown represents the mandatory tender date.
(e)	The coupon payment on these securities is currently in default as of February 28, 2010.
(f)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(g)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.
(h)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	- American Capital Assurance - Insured Bonds
AGC	- Assured Guaranty Corporation - Insured Bonds
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CDA	- Community Development Authority
COP	- Certificate of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company - Insured Bonds
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
INDLC	- Industrial Indemnity Company - Insured Bonds
LOC	- Letter of Credit - Insured Bonds
MFH	- Multi-Family Housing
NATL	- National Public Finance Guarantee Corporation - Insured Bonds

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

PCR	- Pollution Control Revenue
Radian	- Radian Asset Assurance - Insured Bonds
RIBS	- Residual Interest Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
XLCA	- XL Capital Assurance Inc. - Insured Bonds

Summary of Investments by Industry **

Pre-Refunded/Escrowed to Maturity	16.1%
Health Care	15.4
Power	12.9
Industrial Revenue	11.7
Local General Obligation	9.0
Education	6.8
Solid Waste/Resource Recovery	5.7
Transportation	5.2
Leasing	5.2
Water & Sewer	3.8
Special Tax Obligation	2.4
Housing	1.9
Other	1.5
Short-Term Investments	2.4
100.0%

**As a percentage of total investments. Please note that Fund holdings are as of February 28, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡

AAA/Aaa	19.7%
AA/Aa	19.5
A	41.9
BBB/Baa	8.3
BB/Ba	1.5
A-1/VMIG1	2.4
NR	6.7
100.0%

†As a percentage of total investments.

‡ In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$181,446,223	—	$181,446,223
Short-term investments†	—	4,400,000	—	4,400,000
Total investments	—	$185,846,223	—	$185,846,223

†See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 7,847,213
Gross unrealized depreciation	(1,290,240)
Net unrealized appreciation	$ 6,556,973

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 22, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 22, 2010